Basis of Presentation of the Consolidated Financial Statements - Hyper-inflation in Argentina (Details) € in Millions		12 Months Ended
	Jan. 01, 2018 EUR (€)	Dec. 31, 2018 EUR (€) ves / $ $ / €	Dec. 31, 2017 EUR (€) ves / $	Dec. 31, 2016 EUR (€)	Jan. 01, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of subsidiaries [line items]
Closing foreign exchange rate | ves / $		7,608	36,115
Accounting change impact and initial impact of hyperinflation	€ 2,033				€ 0
Translation differences		€ (799)	€ (328)	€ (24)
Condensed Financial Information Disclosure [Abstract]
Revenues		48,693	52,008	52,036
Depreciation and amortization		(9,049)	(9,396)	(9,649)
Net result		(2,390)	(4,820)	3,363
Equity	29,229	26,980	26,618	€ 28,385	€ 25,436	€ 25,436
Non-current assets		90,707	€ 95,135
Telefonica Group
Condensed Financial Information Disclosure [Abstract]
Revenues		(313)
Operating income before depreciation and amortization (OIBDA)		(148)
Depreciation and amortization		(160)
Net result		(306)
Capital expenditures (CapEx)		(70)
Equity		1,750
Non-current assets		€ 2,012
Telefonica Group | IAS 29
Disclosure of subsidiaries [line items]
Translation differences	€ 3,147
Argentina
Disclosure of subsidiaries [line items]
Closing foreign exchange rate | $ / €		43.30